Intangible Assets, Net (Summary of the Company's Intangible Assets, Net) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 105,266	$ 185,759
Accumulated Amortization	(40,769)	(84,360)
Impairment	(39,358)	(33,123)
Net Carrying Amount	25,139	68,276
Operating rights for licensed games [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	26,869	33,464
Accumulated Amortization	(9,517)	(12,695)
Impairment	(9,474)	(8,917)
Net Carrying Amount	7,878	11,852
Computer software [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	6,902	5,954
Accumulated Amortization	(5,021)	(4,235)
Impairment	0	(259)
Net Carrying Amount	1,881	1,460
Developed technologies [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	18,736	46,587
Accumulated Amortization	(3,111)	(19,431)
Impairment	(12,334)	(10,751)
Net Carrying Amount	3,291	16,405
Trademarks and domain names [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	20,676	23,689
Accumulated Amortization	(5,988)	(5,875)
Impairment	(11,747)	(9,534)
Net Carrying Amount	2,941	8,280
Cinema advertising slot rights [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	12,615	53,239
Accumulated Amortization	(8,721)	(37,360)
Impairment	0	0
Net Carrying Amount	3,894	15,879
Others [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	19,468	22,826
Accumulated Amortization	(8,411)	(4,764)
Impairment	(5,803)	(3,662)
Net Carrying Amount	$ 5,254	$ 14,400